Geographic Information	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Geographic Information
14) Geographic Information
The Company sells products in the North America, Europe/Middle East/Africa (EMEA) and Asia Pacific regions. Revenue is attributed to geographic regions based on the location of customer.
Included in the
Combined financial statements
are the following amounts relating to geographic locations for the years ended December 31, (in thousands):

	2021	2020	2019
Revenue:
North America	$25,057	$24,161	$18,715
EMEA	6,893	6,601	1,408
Asia Pacific	3,856	101	65

	$35,806	$30,863	$20,188

Long-lived assets	$17,894	$11,860	$10,402
As of December 31, 2021, 2020 and 2019, the majority of the Company’s long-lived assets were located in North America. Long-lived assets outside of North America are not material.